Licenses (Tables)	12 Months Ended
Dec. 31, 2012
Licenses
Schedule of licenses

	December 31, 2012
		Accumulated	Net book
	Cost	amortization	value
Inactivated hepatitis A	3,391,061	3,391,061	—
Combined inactivated hepatitis A&B	487,626	389,281	98,345
H5N1 licenses (note 21)	1,475,886	424,317	1,051,569
Total	$5,354,573	$4,204,659	$1,149,914

	December 31, 2011
		Accumulated	Net book
	Cost	amortization	value
Inactivated hepatitis A	3,319,347	3,319,347	—
Combined inactivated hepatitis A&B	477,313	332,916	144,397
H5N1 licenses (note 21)	1,444,675	252,818	1,191,857
Total	$5,241,335	$3,905,081	$1,336,254

Schedule of estimated amortization expense for the remaining useful lives
2013	$399,695
2014	399,695
2015	350,524
Total	$1,149,914